NUVEEN HIGH INCOME BOND FUND

SUPPLEMENT DATED JUNE 24, 2014

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2013

Class B shares of Nuveen High Income Bond Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-HIFS-0614P